World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2012

Dates Covered
Collections Period	12/01/12 - 12/31/12
Interest Accrual Period	12/17/12 - 01/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/12	204,353,999.87	25,013
Yield Supplement Overcollateralization Amount at 11/30/12	6,023,701.56	0

Receivables Balance at 11/30/12	210,377,701.43	25,013
Principal Payments	12,099,701.00	766
Defaulted Receivables	146,035.56	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/12	5,454,326.70	0

Pool Balance at 12/31/12	192,677,638.17	24,238

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,509,825.23	230
Past Due 61-90 days	578,186.14	52
Past Due 91 + days	158,363.85	17

Total	3,246,375.22	299

Total 31+ Delinquent as % Ending Pool Balance	1.68%
Recoveries	86,808.12
Aggregate Net Losses/(Gains) - December 2012	59,227.44

Overcollateralization Target Amount	11,560,658.29
Actual Overcollateralization	11,560,658.29

Weighted Average APR	4.52%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	25.85

Flow of Funds	$ Amount

Collections	12,967,429.72
Advances	1,724.82
Investment Earnings on Cash Accounts	1,098.23
Servicing Fee	(175,314.75)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	12,794,938.02

Distributions of Available Funds
(1) Class A Interest	295,029.03
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	10,975,780.00
(7) Distribution to Certificateholders	1,442,794.19
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,794,938.02

Servicing Fee	175,314.75
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @12/17/12	192,092,759.88
Principal Paid	10,975,780.00
Note Balance @ 01/15/13	181,116,979.88

Class A-1
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-2
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-3
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-4
Note Balance @ 12/17/12	160,196,759.88
Principal Paid	10,975,780.00
Note Balance @ 01/15/13	149,220,979.88
Note Factor @ 01/15/13	75.3238064%

Class B
Note Balance @ 12/17/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	31,896,000.00
Note Factor @ 01/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	376,363.83
Total Principal Paid	10,975,780.00

Total Paid	11,352,143.83

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	295,029.03
Principal Paid	10,975,780.00

Total Paid to A-4 Holders	11,270,809.03

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4104286
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9691996

Total Distribution Amount	12.3796282

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4892483
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	55.4035718

Total A-4 Distribution Amount	56.8928201

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 11/30/12	24,570.27
Balance as of 12/31/12	26,295.09
Change	1,724.82

Reserve Account
Balance as of 12/17/12	2,345,271.93
Investment Earnings	165.26
Investment Earnings Paid	(165.26)
Deposit/(Withdrawal)	—
Balance as of 01/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93